EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans		$ 512,000,000		$ 506,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(1,064,000,000)		(667,000,000)
San Diego Gas and Electric Company [Member]
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(216,000,000)		(132,000,000)
Pension Benefits
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		4,000,000		27,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	3,839,000,000	3,459,000,000		3,804,000,000
Defined Benefit Plan, Service Cost		101,000,000		109,000,000		90,000,000
Defined Benefit Plan, Interest Cost		161,000,000		148,000,000		162,000,000
Defined Benefit Plan, Contributions By Plan Participants		0		0
Defined Benefit Plan, Actuarial Loss (Gain)		441,000,000		(371,000,000)
Defined Benefit Plan, Plan Amendments		4,000,000		67,000,000
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		(110,000,000)		(5,000,000)
Defined Benefit Plan, Benefits Paid		(217,000,000)		(293,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		3,839,000,000		3,459,000,000		3,804,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,807,000,000	2,789,000,000		2,558,000,000
Defined Benefit Plan, Actual Return on Plan Assets		217,000,000		396,000,000
Defined Benefit Plan, Contributions by Employer		128,000,000		133,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(217,000,000)		(293,000,000)
Defined Benefit Plan, Settlements, Plan Assets		(110,000,000)		(5,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		2,807,000,000		2,789,000,000		2,558,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(1,032,000,000)		(670,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(1,032,000,000)		(670,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		0		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(33,000,000)		(59,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(999,000,000)		(611,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(82,000,000)		(73,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		(2,000,000)		0
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(84,000,000)		(73,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation		3,555,000,000		3,254,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		3,592,000,000		3,212,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		3,343,000,000		3,027,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		2,807,000,000		2,789,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		101,000,000		109,000,000		90,000,000
Defined Benefit Plan, Interest Cost		161,000,000		148,000,000		162,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(171,000,000)		(162,000,000)		(155,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		11,000,000		4,000,000		3,000,000
Defined Benefit Plan, Amortization of (Gains) Losses		18,000,000		54,000,000		47,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		31,000,000		2,000,000		8,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		(31,000,000)		(20,000,000)		(29,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total		120,000,000		135,000,000		126,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		38,000,000		(30,000,000)		19,000,000
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax		4,000,000		1,000,000		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(23,000,000)		(9,000,000)		(9,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		19,000,000		(38,000,000)		10,000,000
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		139,000,000		97,000,000		136,000,000
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)		9,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.09%		4.84%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.85%		4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	31,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		349,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		333,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		321,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		313,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		301,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		1,311,000,000
Pension Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		10.00%		9.50%		8.50%
Pension Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						4.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Pension Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,011,000,000	939,000,000		1,067,000,000
Defined Benefit Plan, Service Cost		30,000,000		32,000,000		28,000,000
Defined Benefit Plan, Interest Cost		43,000,000		41,000,000		45,000,000
Defined Benefit Plan, Contributions By Plan Participants		0		0
Defined Benefit Plan, Actuarial Loss (Gain)		101,000,000		(66,000,000)
Defined Benefit Plan, Transfers, Benefit Obligation		10,000,000		(42,000,000)
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		(87,000,000)		(4,000,000)
Defined Benefit Plan, Benefits Paid		(25,000,000)		(89,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		1,011,000,000		939,000,000		1,067,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	828,000,000	819,000,000		781,000,000
Defined Benefit Plan, Actual Return on Plan Assets		63,000,000		117,000,000
Defined Benefit Plan, Contributions by Employer		56,000,000		51,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(25,000,000)		(89,000,000)
Defined Benefit Plan, Transfers, Plan Assets		2,000,000		(37,000,000)
Defined Benefit Plan, Settlements, Plan Assets		(87,000,000)		(4,000,000)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		828,000,000		819,000,000		781,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(183,000,000)		(120,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(183,000,000)		(120,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(3,000,000)		(13,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(180,000,000)		(107,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(13,000,000)		(10,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		1,000,000		1,000,000
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(12,000,000)		(9,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation		978,000,000		923,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		964,000,000		899,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		937,000,000		886,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		828,000,000		819,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		30,000,000		32,000,000		28,000,000
Defined Benefit Plan, Interest Cost		43,000,000		41,000,000		45,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(55,000,000)		(52,000,000)		(47,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		2,000,000		2,000,000		2,000,000
Defined Benefit Plan, Amortization of (Gains) Losses		4,000,000		14,000,000		14,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		19,000,000		1,000,000		1,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		12,000,000		14,000,000		6,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total		55,000,000		52,000,000		49,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		8,000,000		(2,000,000)		2,000,000
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(3,000,000)		(1,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		5,000,000		(3,000,000)		1,000,000
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		60,000,000		49,000,000		50,000,000
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)		1,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.00%		4.69%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.69%		3.94%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		92,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		86,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		87,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		83,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		80,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		360,000,000
Pension Benefits | San Diego Gas and Electric Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						4.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		10.00%		9.50%		8.50%
Pension Benefits | San Diego Gas and Electric Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				27,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	2,398,000,000	2,110,000,000		2,299,000,000
Defined Benefit Plan, Service Cost		60,000,000		67,000,000		53,000,000
Defined Benefit Plan, Interest Cost		100,000,000		90,000,000		99,000,000
Defined Benefit Plan, Contributions By Plan Participants		0		0
Defined Benefit Plan, Actuarial Loss (Gain)		300,000,000		(285,000,000)
Defined Benefit Plan, Plan Amendments		0		66,000,000
Defined Benefit Plan, Transfers, Benefit Obligation		1,000,000		42,000,000
Defined Benefit Plan, Special Termination Benefits		0		0
Defined Benefit Plan, Settlements, Benefit Obligation		(10,000,000)		0
Defined Benefit Plan, Benefits Paid		(163,000,000)		(169,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		2,398,000,000		2,110,000,000		2,299,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,763,000,000	1,758,000,000		1,581,000,000
Defined Benefit Plan, Actual Return on Plan Assets		138,000,000		250,000,000
Defined Benefit Plan, Contributions by Employer		39,000,000		59,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		0		0
Defined Benefit Plan, Benefits Paid, Plan Assets		(163,000,000)		(169,000,000)
Defined Benefit Plan, Transfers, Plan Assets		1,000,000		37,000,000
Defined Benefit Plan, Settlements, Plan Assets		(10,000,000)		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		1,763,000,000		1,758,000,000		1,581,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(635,000,000)		(352,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(635,000,000)		(352,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		0		0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		(2,000,000)		(13,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(633,000,000)		(339,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(5,000,000)		(5,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		1,000,000		1,000,000
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(4,000,000)		(4,000,000)
Defined Benefit Plan, Accumulated Benefit Obligation		2,182,000,000		1,944,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation		2,379,000,000		2,085,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		2,166,000,000		1,920,000,000
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets		1,763,000,000		1,758,000,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		60,000,000		67,000,000		53,000,000
Defined Benefit Plan, Interest Cost		100,000,000		90,000,000		99,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(104,000,000)		(98,000,000)		(96,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		9,000,000		2,000,000		2,000,000
Defined Benefit Plan, Amortization of (Gains) Losses		6,000,000		31,000,000		23,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		4,000,000		0		1,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		0		0
Defined Benefit Plan, Regulatory Adjustment		(43,000,000)		(34,000,000)		(36,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost, Total		32,000,000		58,000,000		46,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		5,000,000		3,000,000		(4,000,000)
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		(5,000,000)		(1,000,000)		(1,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		0		2,000,000		(5,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		32,000,000		60,000,000		41,000,000
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)		1,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.15%		4.94%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.94%		4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	2,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		215,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		211,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		205,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		200,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		190,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		813,000,000
Pension Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		10.00%		9.50%		8.50%
Pension Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						4.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Cost of Living Adjustment [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				40,000,000
Cost of Living Adjustment [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				39,000,000
Other Postretirement Benefits
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		1,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,115,000,000	973,000,000		1,115,000,000
Defined Benefit Plan, Service Cost		24,000,000		28,000,000		25,000,000
Defined Benefit Plan, Interest Cost		49,000,000		44,000,000		52,000,000
Defined Benefit Plan, Contributions By Plan Participants		17,000,000		16,000,000
Defined Benefit Plan, Actuarial Loss (Gain)		105,000,000		(177,000,000)
Defined Benefit Plan, Plan Amendments		1,000,000		(3,000,000)
Defined Benefit Plan, Special Termination Benefits		5,000,000		5,000,000
Defined Benefit Plan, Settlements, Benefit Obligation		(1,000,000)		0
Defined Benefit Plan, Benefits Paid		(58,000,000)		(55,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		1,115,000,000		973,000,000		1,115,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,054,000,000	1,012,000,000		873,000,000
Defined Benefit Plan, Actual Return on Plan Assets		67,000,000		151,000,000
Defined Benefit Plan, Contributions by Employer		16,000,000		27,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		17,000,000		16,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets		(58,000,000)		(55,000,000)
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		1,054,000,000		1,012,000,000		873,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(61,000,000)		39,000,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(61,000,000)		39,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		4,000,000		95,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(65,000,000)		(56,000,000)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax		(1,000,000)		0
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service Cost (Credit), After Tax		0		0
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax		(1,000,000)		0
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		24,000,000		28,000,000		25,000,000
Defined Benefit Plan, Interest Cost		49,000,000		44,000,000		52,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(63,000,000)		(58,000,000)		(53,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(5,000,000)		(4,000,000)		(4,000,000)
Defined Benefit Plan, Amortization of (Gains) Losses		0		7,000,000		12,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		(1,000,000)		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		5,000,000		5,000,000		0
Defined Benefit Plan, Regulatory Adjustment		6,000,000		6,000,000		7,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total		15,000,000		28,000,000		39,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		1,000,000		(8,000,000)		(6,000,000)
Other Comprehensive Income, Defined Benefit Plan, Net Prior Service Cost (Credit) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		0		(1,000,000)		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		1,000,000		(9,000,000)		(6,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		16,000,000		19,000,000		33,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.15%		4.95%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.95%		4.09%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		6.97%		6.96%		6.96%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		7,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(5,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		86,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(75,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	11,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		50,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		55,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		58,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		63,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		66,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		346,000,000
Other Postretirement Benefits | Pre-65Retiree [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.75%	[1]	8.25%	[1]	10.00%	[1]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%	[1]	5.00%	[1]	5.00%	[1]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2020	[1]	2020	[1]	2020	[1]
Other Postretirement Benefits | Retiree Aged 65 or Older [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		5.25%	[1]	5.50%	[1]	8.25%	[1]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		4.50%	[1]	4.50%	[1]	4.75%	[1]
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2020	[1]	2020	[1]	2020	[1]
Other Postretirement Benefits | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		10.00%		9.50%		9.50%
Other Postretirement Benefits | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate						4.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Other Postretirement Benefits | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	200,000,000	171,000,000		185,000,000
Defined Benefit Plan, Service Cost		7,000,000		8,000,000		7,000,000
Defined Benefit Plan, Interest Cost		9,000,000		8,000,000		9,000,000
Defined Benefit Plan, Contributions By Plan Participants		6,000,000		6,000,000
Defined Benefit Plan, Actuarial Loss (Gain)		15,000,000		(19,000,000)
Defined Benefit Plan, Transfers, Benefit Obligation		0		(7,000,000)
Defined Benefit Plan, Special Termination Benefits		5,000,000		2,000,000
Defined Benefit Plan, Settlements, Benefit Obligation		0		0
Defined Benefit Plan, Benefits Paid		(13,000,000)		(12,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		200,000,000		171,000,000		185,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	164,000,000	146,000,000		126,000,000
Defined Benefit Plan, Actual Return on Plan Assets		11,000,000		18,000,000
Defined Benefit Plan, Contributions by Employer		14,000,000		14,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		6,000,000		6,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets		(13,000,000)		(12,000,000)
Defined Benefit Plan, Transfers, Plan Assets		0		(6,000,000)
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		164,000,000		146,000,000		126,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		(36,000,000)		(25,000,000)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(36,000,000)		(25,000,000)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(36,000,000)		(25,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		7,000,000		8,000,000		7,000,000
Defined Benefit Plan, Interest Cost		9,000,000		8,000,000		9,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(10,000,000)		(8,000,000)		(8,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		2,000,000		4,000,000		4,000,000
Defined Benefit Plan, Amortization of (Gains) Losses		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		5,000,000		2,000,000		0
Defined Benefit Plan, Regulatory Adjustment		1,000,000		0		1,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total		14,000,000		14,000,000		13,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		14,000,000		14,000,000		13,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.15%		5.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		5.00%		4.10%		5.05%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		6.88%		6.81%		6.81%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		1,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(1,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		9,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(7,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	9,000,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		9,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		10,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		11,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		11,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		12,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		64,000,000
Other Postretirement Benefits | San Diego Gas and Electric Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		10.00%
Other Postretirement Benefits | San Diego Gas and Electric Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		3.50%
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		1,000,000
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	866,000,000	753,000,000		873,000,000
Defined Benefit Plan, Service Cost		16,000,000		17,000,000		16,000,000
Defined Benefit Plan, Interest Cost		38,000,000		34,000,000		41,000,000
Defined Benefit Plan, Contributions By Plan Participants		11,000,000		10,000,000
Defined Benefit Plan, Actuarial Loss (Gain)		90,000,000		(151,000,000)
Defined Benefit Plan, Plan Amendments		1,000,000		1,000,000
Defined Benefit Plan, Transfers, Benefit Obligation		0		7,000,000
Defined Benefit Plan, Special Termination Benefits		0		2,000,000
Defined Benefit Plan, Settlements, Benefit Obligation		0		0
Defined Benefit Plan, Benefits Paid		(43,000,000)		(40,000,000)
Defined Benefit Plan, Benefit Obligation, Ending Balance		866,000,000		753,000,000		873,000,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	870,000,000	848,000,000		732,000,000
Defined Benefit Plan, Actual Return on Plan Assets		54,000,000		131,000,000
Defined Benefit Plan, Contributions by Employer		0		9,000,000
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets		11,000,000		10,000,000
Defined Benefit Plan, Benefits Paid, Plan Assets		(43,000,000)		(40,000,000)
Defined Benefit Plan, Transfers, Plan Assets		0		6,000,000
Defined Benefit Plan, Settlements, Plan Assets		0		0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance		870,000,000		848,000,000		732,000,000
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan		4,000,000		95,000,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet		4,000,000		95,000,000
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Other Postretirement Defined Benefit Plans, Asset Noncurrent		4,000,000		95,000,000
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		0		0
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost		16,000,000		17,000,000		16,000,000
Defined Benefit Plan, Interest Cost		38,000,000		34,000,000		41,000,000
Defined Benefit Plan, Expected Return on Plan Assets		(51,000,000)		(48,000,000)		(44,000,000)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)		(8,000,000)		(8,000,000)		(7,000,000)
Defined Benefit Plan, Amortization of (Gains) Losses		0		6,000,000		11,000,000
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements		0		0		0
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Special Termination Benefits		0		2,000,000		0
Defined Benefit Plan, Regulatory Adjustment		5,000,000		6,000,000		5,000,000
Defined Benefit Plan, Net Periodic Benefit Cost, Total		0		9,000,000		22,000,000
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, before Tax		0		0		0
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax		0		0		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax, Total		0		0		0
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total		0		9,000,000		22,000,000
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate		4.15%		4.95%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate		4.95%		4.10%		5.15%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets		7.00%		7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components		5,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components		(4,000,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation		74,000,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		(65,000,000)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	0
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months		39,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two		42,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three		45,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four		48,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five		50,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter		264,000,000
Other Postretirement Benefits | Southern California Gas Company [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		10.00%		10.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		10.00%		9.50%		9.50%
Other Postretirement Benefits | Southern California Gas Company [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase		3.50%		3.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase		3.50%		3.50%		3.50%
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		5,000,000
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation				5,000,000
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		5,000,000
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation				2,000,000
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Special Termination Benefit on Accumulated Benefit Obligation				2,000,000
Executive Life Plan [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				4,000,000
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year		7.75%		7.50%		8.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate		5.00%		5.00%		5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate		2020		2019		2020
Dental Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				1,000,000
Dental Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation				$ 1,000,000

[1]
Excludes Mobile Gas Plan. For Mobile Gas, the health care cost trend rate assumed for next year for all retirees was 7.75 percent, 7.50 percent and 8.00 percent in 2014, 2013 and 2012, respectively; the ultimate trend was 5.00 percent in 2014, 2013 and 2012; and the year the rate reaches the ultimate trend was 2020, 2019 and 2020 in 2014, 2013 and 2012, respectively.